Quarterly Holdings Report
for
Fidelity® Focused Stock Fund
July 31, 2024
TQG-NPRT3-0924
1.804874.120
Common Stocks - 96.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.7%
Interactive Media & Services - 9.7%
Alphabet, Inc. Class A	891,000	152,842,140
Meta Platforms, Inc. Class A	516,000	245,012,280
		397,854,420
CONSUMER DISCRETIONARY - 12.0%
Automobile Components - 5.2%
Modine Manufacturing Co. (a)(b)	1,804,000	212,258,640
Broadline Retail - 5.1%
Amazon.com, Inc. (a)	1,118,000	209,043,640
Textiles, Apparel & Luxury Goods - 1.7%
Deckers Outdoor Corp. (a)	78,327	72,266,840
TOTAL CONSUMER DISCRETIONARY		493,569,120
CONSUMER STAPLES - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Costco Wholesale Corp.	7,000	5,754,000
ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Antero Resources Corp. (a)	3,830,000	111,146,600
PrairieSky Royalty Ltd.	4,200,000	84,416,760
		195,563,360
FINANCIALS - 9.0%
Banks - 1.3%
KeyCorp	3,225,000	52,019,250
Capital Markets - 4.4%
Bank of New York Mellon Corp.	1,421,000	92,464,470
Coinbase Global, Inc. (a)	290,000	65,064,400
Northern Trust Corp.	281,515	24,956,305
		182,485,175
Financial Services - 3.3%
Fiserv, Inc. (a)	830,971	135,921,926
TOTAL FINANCIALS		370,426,351
HEALTH CARE - 15.5%
Biotechnology - 3.8%
AbbVie, Inc.	285,000	52,816,200
Moderna, Inc. (a)	160,000	19,075,200
Regeneron Pharmaceuticals, Inc. (a)	78,000	84,176,820
		156,068,220
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	995,000	73,510,600
Health Care Providers & Services - 2.4%
UnitedHealth Group, Inc.	173,000	99,675,680
Pharmaceuticals - 7.5%
Eli Lilly & Co.	234,000	188,199,180
Novo Nordisk A/S Series B sponsored ADR	901,000	119,499,630
		307,698,810
TOTAL HEALTH CARE		636,953,310
INDUSTRIALS - 16.6%
Building Products - 0.6%
Munters Group AB (c)	1,263,000	27,313,973
Electrical Equipment - 5.8%
Eaton Corp. PLC	566,431	172,642,504
nVent Electric PLC	404,069	29,347,531
Vertiv Holdings Co.	464,682	36,570,473
		238,560,508
Machinery - 3.8%
Parker Hannifin Corp.	276,000	154,880,160
Professional Services - 3.4%
KBR, Inc.	1,045,500	69,619,845
Leidos Holdings, Inc.	160,000	23,104,000
TransUnion	514,148	46,406,998
		139,130,843
Trading Companies & Distributors - 3.0%
United Rentals, Inc.	163,000	123,407,300
TOTAL INDUSTRIALS		683,292,784
INFORMATION TECHNOLOGY - 24.3%
Semiconductors & Semiconductor Equipment - 11.1%
Broadcom, Inc.	785,000	126,133,800
Micron Technology, Inc.	165,000	18,120,300
NVIDIA Corp.	2,680,000	313,613,603
		457,867,703
Software - 6.8%
Microsoft Corp.	663,000	277,366,050
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	1,008,000	223,856,640
Western Digital Corp. (a)	585,000	39,224,250
		263,080,890
TOTAL INFORMATION TECHNOLOGY		998,314,643
REAL ESTATE - 1.1%
Real Estate Management & Development - 1.1%
Jones Lang LaSalle, Inc. (a)	180,000	45,162,000
UTILITIES - 3.6%
Electric Utilities - 3.6%
Constellation Energy Corp.	789,000	149,752,200
TOTAL COMMON STOCKS (Cost $2,501,628,993)		3,976,642,188

Money Market Funds - 5.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	222,354,607	222,399,078
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	2,961,748	2,962,044
TOTAL MONEY MARKET FUNDS (Cost $225,361,122)		225,361,122

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $2,726,990,115)	4,202,003,310
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(89,741,115)
NET ASSETS - 100.0%	4,112,262,195

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,313,973 or 0.7% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	8,986,187	785,043,349	571,630,117	1,136,806	(341)	-	222,399,078	0.4%
Fidelity Securities Lending Cash Central Fund 5.39%	4,045,434	185,557,483	186,640,873	127,491	-	-	2,962,044	0.0%
Total	13,031,621	970,600,832	758,270,990	1,264,297	(341)	-	225,361,122

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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